RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 14:-	RELATED PARTIES
There were no material related party transactions during the six months ended June 30, 2026 (unaudited) or June 30, 2025 (unaudited).